                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      SUPPLEMENT DATED FEBRUARY 13, 2012
                                      TO
           THE PROSPECTUSES DATED OCTOBER 7, 2011 (AS SUPPLEMENTED)

This supplement applies to the prospectuses for the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"): Series VA (offered on and after October 7, 2011); Series L - 4 Year (offered on and after October 7, 2011); Series C (offered on and after
October 7, 2011); Series VA - 4 (offered on and after October 7, 2011); Series S (offered on and after October 7, 2011) and Series S - L Share Option (offered on and after October 7, 2011).

The Guaranteed Minimum Income Benefit Plus IV ("GMIB Plus IV") optional rider and the Enhanced Death Benefit III ("EDB III") optional rider will no longer be available for purchase. If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 24, 2012.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONAL RIDERS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON FEBRUARY 24, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 Distributor:
 MetLife Investors Distribution Company               Telephone: (800) 343-8496
 5 Park Plaza, Suite 1900, Irvine, CA 92614

                                                                  SUPP-USRC0212

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      SUPPLEMENT DATED FEBRUARY 13, 2012
                                      TO
           THE PROSPECTUSES DATED OCTOBER 7, 2011 (AS SUPPLEMENTED)

This supplement applies to the prospectuses for the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our") in Nevada: Series VA (offered on and after October 7, 2011); Series L - 4 Year (offered on and after October 7, 2011); Series C (offered on and after October 7, 2011); Series VA - 4 (offered on and after October 7, 2011); Series S (offered on and after October 7, 2011) and Series S - L Share Option (offered on and after October 7, 2011).

The Guaranteed Minimum Income Benefit Plus III ("GMIB Plus III") optional rider and the Enhanced Death Benefit II ("EDB II") optional rider will no longer be available for purchase. These changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 24, 2012.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONAL RIDERS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON FEBRUARY 24, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 Distributor:
 MetLife Investors Distribution Company               Telephone: (800) 343-8496
 5 Park Plaza, Suite 1900, Irvine, CA 92614

                                                                  SUPP-NVRC0212

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      SUPPLEMENT DATED FEBRUARY 13, 2012
                                      TO
           THE PROSPECTUSES DATED OCTOBER 7, 2011 (AS SUPPLEMENTED)

This supplement describes two new optional riders, GMIB Max III and EDB Max III, that may be elected with the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our") in Nevada:
Series VA (offered on and after October 7, 2011); Series L - 4 Year (offered on and after October 7, 2011); Series C (offered on and after October 7, 2011); Series VA - 4 (offered on and after October 7, 2011); Series S (offered on and after October 7, 2011) and Series S - L Share Option (offered on and after October 7, 2011). GMIB Max III and EDB Max III may be elected with contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 24, 2012.

GMIB Max III and EDB Max III differ from the GMIB Max II and EDB Max II riders currently described in the October 7, 2011 prospectuses only in that the amount of the annual increase rate and the annual withdrawal amount percentage under GMIB Max III and EDB Max III is 5% instead of 5.5%, and the 5.5% enhanced payout rate available under GMIB Max II is not available under GMIB Max III. (The GMIB Max II and EDB Max II riders were not available in Nevada.)

Please note that the EDB Max III rider may only be elected if you have elected the GMIB Max III rider. Also note that, for contracts issued in Nevada based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on February 24, 2012, GMIB Max III and EDB Max III are the only Guaranteed Minimum Income Benefit (GMIB) and Enhanced Death Benefit (EDB) riders that may be elected.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 Distributor:
 MetLife Investors Distribution Company               Telephone: (800) 343-8496
 5 Park Plaza, Suite 1900, Irvine, CA 92614

                                                                 SUPP-NVMAX0212